Summary of significant accounting policies (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Mar. 31, 2017
Schedule of Equity Method Investments [Line Items]
Ownership percentage		100.00%
Allowance for doubtful accounts receivable	$ 1,000	$ 1,000	$ 1,000
BHH impairment		$ 0	11,584	$ 0
Minimum [Member] | Building and Improvements [Member]
Property, Plant and Equipment [Line Items]
Useful life		10 years
Minimum [Member] | Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Useful life		5 years
Minimum [Member] | Technology and Software [Member]
Property, Plant and Equipment [Line Items]
Useful life		3 years
Maximum [Member] | Building and Improvements [Member]
Property, Plant and Equipment [Line Items]
Useful life		45 years
Maximum [Member] | Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Useful life		35 years
Maximum [Member] | Technology and Software [Member]
Property, Plant and Equipment [Line Items]
Useful life		7 years
Baise Haohi Carbon Co Ltd [Member]
Schedule of Equity Method Investments [Line Items]
Ownership percentage, equity method		40.00%
BHH [Member]
Schedule of Equity Method Investments [Line Items]
Ownership percentage, equity method		40.00%				40.00%
BHH impairment	$ 11,584
Retained Earnings [Member]
Property, Plant and Equipment [Line Items]
Adjustment to beginning retained earnings as of December 31, 2013					$ 9,059
Glencore [Member]
Schedule of Equity Method Investments [Line Items]
Ownership percentage		47.50%				47.50%
Deferred Tax Liability [Member]
Property, Plant and Equipment [Line Items]
Adjustment to beginning retained earnings as of December 31, 2013			$ 9,059